                                                Filed Pursuant to Rule 497
                                                Registration File No.: 333-85415



                       Supplement dated January 14, 2002
                   to the Prospectus dated September 1, 2001


                                      of


                             CIF CORE EQUITY FUND
                           CIF SMALL CAP GROWTH FUND
                           CIF SMALL CAP VALUE FUND
                         CIF INTERNATIONAL EQUITY FUND


                                  Funds of the


                        COMMONFUND INSTITUTIONAL FUNDS
                              15 OLD DANBURY ROAD
                                 P.O. BOX 812
                              WILTON, CONNECTICUT
                                   06897-0812

                              ------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Todd E. Petzel has been named Executive Vice President of The Common Fund for Nonprofit Organizations, the parent company of the Investment Manager, as well as Chief Investment Officer of Commonfund Group, and as such no longer serves as a member of the investment team. Jeffrey
A. Geller has been appointed President and Chief Operating Officer of the Investment Manager. In addition, Curt R. Tobey has left the employment of the Investment Manager, and Elizabeth E. Schaefer, Senior Vice President and formerly Co-Head of Equities of the Investment Manager, has been appointed Senior Vice President, Head of Equities. Accordingly, the first and second paragraphs under the section entitled "Investment Manager" on page 19 are deleted and replaced with the following:

     JEFFREY A. GELLER, President and Chief Operating Officer. Mr. Geller assumed the position of President and Chief Operating Officer of the Investment Manager as of December 2001, and as such has investment oversight responsibility for all investment programs of the Investment Manager. Since July 2001, he has served as Executive Vice President of the Investment Manager and was responsible for overseeing its investment process and working with each investment team on topics ranging from manager selection to strategy allocation. Prior to joining the Investment Manager, Mr. Geller was a partner at BEA Associates and its successor organization Credit Suisse Asset Management where he was responsible for building and managing a business that included both overlay/hedging and derivative-based enhancement strategies for institutions. Mr. Geller is a Chartered Financial Analyst and received his B.A. degree from Clark University and his M.B.A. from the University of Chicago.

     In addition, the first and second paragraphs under the section entitled "Investment Manager" on page 20 are deleted and replaced with the following:

     ELIZABETH E. SCHAEFER, Senior Vice President and Head of Equities. Ms. Schaefer assumed the position of Senior Vice President, Head of Equities in October 2001. From May 2001 until October 2001, she was Senior Vice President and Co-Head of Equities and from August 1999 until April 2001, she was Senior Vice President and Head of Domestic Equities. From February 1996 until July 1999 she served as Vice President, Fund Manager of Domestic Equities for Commonfund. Prior to joining Commonfund, Ms. Schaefer was Vice President and Assistant Portfolio Manager/Analyst for the Multi-Manager Equity Fund at Evaluation Associates, Inc., where she was also responsible for the day-to-day monitoring of client portfolios. Ms. Schaefer holds a B.A. from the College of New Rochelle and an M.B.A. from Iona College.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       Supplement dated January 14, 2002
                   to the Prospectus dated September 1, 2001


                                       of


                        CIF INFLATION-INDEXED BOND FUND
                            CIF SHORT DURATION FUND
                          CIF LOW DURATION BOND FUND
                            CIF CORE PLUS BOND FUND


                                  Funds of the


                        COMMONFUND INSTITUTIONAL FUNDS
                              15 OLD DANBURY ROAD
                                 P.O. BOX 812
                              WILTON, CONNECTICUT
                                   06897-0812

                              ------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Todd E. Petzel has been named Executive Vice President of The Common Fund for Nonprofit Organizations, the parent company of the Investment Manager, as well as Chief Investment Officer of Commonfund Group, and as such no longer serves as a member of the investment team. Jeffrey
A. Geller has been appointed President and Chief Operating Officer of the Investment Manager. Accordingly, the first and second paragraphs under the section entitled "Investment Manager" on page 19 are deleted and replaced with the following:


     JEFFREY A. GELLER, President and Chief Operating Officer. Mr. Geller assumed the position of President and Chief Operating Officer of the Investment Manager as of December 2001, and as such has investment oversight responsibility for all investment programs of the Investment Manager. Since July 2001, he has served as Executive Vice President of the Investment Manager and was responsible for overseeing its investment process and working with each investment team on topics ranging from manager selection to strategy allocation. Prior to joining the Investment Manager, Mr. Geller was a partner at BEA Associates and its successor organization Credit Suisse Asset Management where he was responsible for building and managing a business that included both overlay/hedging and derivative-based enhancement strategies for institutions. Mr. Geller is a Chartered Financial Analyst and received his B.A. degree from Clark University and his M.B.A. from the University of Chicago.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE